UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2009


                     USAA HIGH-YIELD OPPORTUNITIES FUND



[LOGO OF USAA]
    USAA(R)



PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2009




















                                                                      (Form N-Q)

48486-0609                                  (C)2009, USAA. All rights reserved.

================================================================================
PORTFOLIO OF INVESTMENTS


USAA HIGH-YIELD OPPORTUNITIES FUND
April 30, 2009 (unaudited)

PRINCIPAL                                                                                    MARKET
AMOUNT                                                    COUPON                              VALUE
(000)          SECURITY                                     RATE           MATURITY           (000)
---------------------------------------------------------------------------------------------------

               CORPORATE OBLIGATIONS (73.6%)

               CONSUMER DISCRETIONARY (14.6%)
               ------------------------------
               ADVERTISING (0.3%)
$  1,000       Lamar Media Corp. (a)                        9.75%         4/01/2014      $    1,007
   1,000       Lamar Media Corp.                            6.63          8/15/2015             785
                                                                                        -----------
                                                                                              1,792
                                                                                        -----------
               APPAREL & ACCESSORIES & LUXURY GOODS (1.3%)
   2,250       Hanesbrands, Inc.                            5.70 (b)     12/15/2014           1,755
   1,000       Jostens IH Corp.                             7.63         10/01/2012             975
   3,750       Kellwood Co.                                 7.88          7/15/2009             731
   3,000       Kellwood Co.                                 7.63         10/15/2017             150
   3,000       Levi Strauss & Co.                           9.75          1/15/2015           2,812
     600       Oxford Industries, Inc.                      8.88          6/01/2011             496
   2,000       Quiksilver, Inc.                             6.88          4/15/2015           1,035
                                                                                        -----------
                                                                                              7,954
                                                                                        -----------
               AUTO PARTS & EQUIPMENT (0.8%)
   2,000       Arvinmeritor, Inc.                           8.13          9/15/2015             480
     676       Federal -  Mogul Corp. (c),(d)               3.01         12/27/2015             389
   1,324       Federal - Mogul Corp. (c),(d)                3.01         12/27/2014             762
   1,000       Lear Corp. (c),(d)                           3.82          4/25/2012             435
     500       Lear Corp.                                   5.75          8/01/2014             100
   1,000       Metaldyne Co., LLC (c)                       5.19          1/11/2014             168
   1,029       Tenneco Automotive, Inc.                    10.25          7/15/2013             648
     200       Tenneco Automotive, Inc.                     8.63         11/15/2014              61
     500       Tenneco Automotive, Inc.                     8.13         11/15/2015             204
   2,000       Titan International, Inc.                    8.00          1/15/2012           1,680
                                                                                        -----------
                                                                                              4,927
                                                                                        -----------
               BROADCASTING (4.4%)
   3,000       Canwest Mediaworks LP (a)                    9.25          8/01/2015             315
   2,000       CCH I Holdings, LLC (e)                     13.50          1/15/2014              23
   2,500       CCH I, LLC (e)                              11.00         10/01/2015             184
   2,928       CCH II, LLC (a),(e)                         10.25         10/01/2013           2,650
   3,000       CCO Holdings, LLC (e)                        8.75         11/15/2013           2,625
   7,000       Charter Communications Operating LLC (a)     8.00          4/30/2012           6,615
   3,000       Clear Channel Communications, Inc.           4.25          5/15/2009           2,730
   1,000       CSC Holdings, Inc.                           7.63          4/01/2011           1,007
   1,000       EchoStar DBS Corp.                           7.13          2/01/2016             938
   3,000       LBI Media, Inc. (a)                          8.50          8/01/2017             885
   2,000       Liberty Media Corp., LLC                     5.70          5/15/2013           1,690
   3,000       Mediacom Broadband, LLC                      8.50         10/15/2015           2,827
   1,000       Mediacom, LLC                                7.88          2/15/2011             995
     990       Telesat Canada, Inc. (c)                     3.44          9/01/2014             918
   4,000       Univision Communications, Inc. (c)           2.68          9/29/2014           2,448
                                                                                        -----------
                                                                                             26,850
                                                                                        -----------
               CASINOS & GAMING (3.4%)
   3,970       Harrah's Operating Co., Inc. (c)             5.81          1/28/2015           2,856
     172       Harrah's Operating Co., Inc. (a)            10.00         12/15/2018              82
   4,927       Harrah's Operating Co., Inc.                10.00         12/15/2018           2,396

===================================================================================================
1 | USAA High-Yield Opportunities Fund

===================================================================================================
PRINCIPAL                                                                                    MARKET
AMOUNT                                                    COUPON                              VALUE
(000)          SECURITY                                     RATE           MATURITY           (000)
---------------------------------------------------------------------------------------------------
$  3,200       Inn of the Mountain Gods (f)                12.00%        11/15/2010      $      704
   4,000       Jacobs Entertainment, Inc.                   9.75          6/15/2014           2,680
   2,000       MGM Mirage (c)                               4.19         10/03/2011           1,255
   1,030       MGM Mirage                                   6.75          9/01/2012             628
   3,000       MGM Mirage (a)                              13.00         11/15/2013           2,820
   3,734       Pokagon Gaming Auth. (a)                    10.38          6/15/2014           3,398
   2,000       Shingle Springs Tribal Gaming Auth. (a)      9.38          6/15/2015           1,130
   3,000       Snoqualmie Entertainment Auth. (a)           5.38 (b)      2/01/2014             840
   1,000       Snoqualmie Entertainment Auth. (a)           9.13          2/01/2015             420
   2,000       Turning Stone Resort Casino (a)              9.13          9/15/2014           1,520
                                                                                        -----------
                                                                                             20,729
                                                                                        -----------
               CATALOG RETAIL (0.1%)
   1,500       Harry & David Operations Corp.               9.00          3/01/2013             495
                                                                                        -----------
               DISTRIBUTORS (0.4%)
   3,000       KAR Holdings, Inc.                           8.75          5/01/2014           1,950
     957       KAR Holdings, Inc. (Adesa, Inc.) (c)         2.68         10/18/2013             801
                                                                                        -----------
                                                                                              2,751
                                                                                        -----------
               HOME FURNISHINGS (0.1%)
   2,000       Simmons Co. (f)                              7.88          1/15/2014             320
                                                                                        -----------
               HOMEBUILDING (0.9%)
   1,000       Centex Corp.                                 4.55         11/01/2010             975
   2,000       D. R. Horton, Inc.                           5.63          1/15/2016           1,670
   1,000       KB Home                                      6.38          8/15/2011             955
   1,000       Lennar Corp. (a)                            12.25          6/01/2017           1,017
   1,000       Pulte Homes, Inc.                            5.25          1/15/2014             880
                                                                                        -----------
                                                                                              5,497
                                                                                        -----------
               HOTELS, RESORTS, & CRUISE LINES (0.7%)
   2,000       Royal Caribbean Cruises Ltd.                 7.25          6/15/2016           1,340
   3,000       Starwood Hotels & Resorts Worldwide, Inc.
                (d)                                         7.88         10/15/2014           2,889
                                                                                        -----------
                                                                                              4,229
                                                                                        -----------
               HOUSEHOLD APPLIANCES (0.2%)
   2,000       Stanley Works Capital Trust I                5.90         12/01/2045           1,103
                                                                                        -----------
               LEISURE FACILITIES (0.5%)
   1,350       Six Flags Operations, Inc. (a)              12.25          7/15/2016             992
   4,475       Town Sports International Holdings, Inc.    11.00          2/01/2014           2,171
                                                                                        -----------
                                                                                              3,163
                                                                                        -----------
               LEISURE PRODUCTS (0.1%)
   1,000       Riddell Bell Holdings, Inc.                  8.38         10/01/2012             888
                                                                                        -----------
               MOVIES & ENTERTAINMENT (0.4%)
   2,500       Cinemark, Inc.                               9.75          3/15/2014           2,481
                                                                                        -----------
               PUBLISHING (0.6%)
     167       American Media Operations, Inc. (a)          9.00          5/01/2013              83
   1,720       American Media Operations, Inc. (a)         14.00         11/01/2013             817
     968       Idearc, Inc. (c),(e)                         4.29         11/17/2014             377
   1,000       Idearc, Inc. (e)                             8.00         11/15/2016              19
   2,000       Network Communications, Inc.                10.75         12/01/2013             315
   1,000       Quebecor Media, Inc.                         7.75          3/15/2016             840
   4,412       R.H. Donnelley, Inc. (a),(e)                11.75          5/15/2015             904
   4,000       Readers Digest Association, Inc.             9.00          2/15/2017             245
                                                                                        -----------
                                                                                              3,600
                                                                                        -----------
               SPECIALIZED CONSUMER SERVICES (0.3%)
   2,100       Service Corp. International                  7.63         10/01/2018           1,937
                                                                                        -----------
               TIRES & RUBBER (0.1%)
   1,000       Goodyear Tire & Rubber Co.                   9.00          7/01/2015             920
                                                                                        -----------
               Total Consumer Discretionary                                                  89,636
                                                                                        -----------
===================================================================================================
                                                                       Portfolio of Investments | 2

===================================================================================================
PRINCIPAL                                                                                    MARKET
AMOUNT                                                    COUPON                              VALUE
(000)          SECURITY                                     RATE           MATURITY           (000)
---------------------------------------------------------------------------------------------------

               CONSUMER STAPLES (3.8%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.3%)
$  2,000       Southern States Cooperative, Inc. (a)       11.00%        11/01/2010      $    2,045
                                                                                        -----------
               DISTILLERS & VINTNERS (0.2%)
   1,000       Constellation Brands, Inc.                   7.25          5/15/2017             968
                                                                                        -----------
               DRUG RETAIL (0.8%)
   1,891       CVS Corp. (a)                                6.04         12/10/2028           1,405
   1,000       Rite Aid Corp.                               8.63          3/01/2015             542
   1,000       Rite Aid Corp.                               9.38         12/15/2015             555
   3,000       Rite Aid Corp.                              10.38          7/15/2016           2,610
                                                                                        -----------
                                                                                              5,112
                                                                                        -----------
               FOOD RETAIL (0.7%)
   1,000       American Stores Co.                          8.00          6/01/2026             882
   3,000       ARAMARK Corp. (g)                            8.50          2/01/2015           2,880
     500       SUPERVALU, Inc. (d)                          8.00          5/01/2016             490
                                                                                        -----------
                                                                                              4,252
                                                                                        -----------
               HOUSEHOLD PRODUCTS (0.5%)
   3,815       JohnsonDiversey Holdings, Inc.              10.67          5/15/2013           3,071
                                                                                        -----------
               PACKAGED FOODS & MEAT (1.1%)
   1,500       Del Monte Corp.                              8.63         12/15/2012           1,532
   1,000       Michael Foods, Inc.                          8.00         11/15/2013             927
   4,000       Pilgrim's Pride Corp. (e)                    8.38          5/01/2017           2,820
   1,175       Reddy Ice Holdings, Inc.                    10.50         11/01/2012             588
   1,000       Tyson Foods, Inc.                            7.85          4/01/2016             923
                                                                                        -----------
                                                                                              6,790
                                                                                        -----------
               PERSONAL PRODUCTS (0.2%)
   1,100       Chattem, Inc.                                7.00          3/01/2014           1,073
                                                                                        -----------
               Total Consumer Staples                                                        23,311
                                                                                        -----------

               ENERGY (8.2%)
               -------------
               COAL & CONSUMABLE FUELS (0.3%)
   2,000       Peabody Energy Corp.                         7.88         11/01/2026           1,850
                                                                                        -----------
               OIL & GAS EQUIPMENT & SERVICES (0.5%)
   2,000       Basic Energy Services, Inc.                  7.13          4/15/2016           1,350
   3,700       Seitel, Inc.                                 9.75          2/15/2014           1,850
                                                                                        -----------
                                                                                              3,200
                                                                                        -----------
               OIL & GAS EXPLORATION & PRODUCTION (3.9%)
   2,000       Berry Petroleum Co.                          8.25         11/01/2016           1,295
     500       Calfrac Holdings, LP (a)                     7.75          2/15/2015             318
   3,000       Chaparral Energy, Inc.                       8.50         12/01/2015           1,215
   3,000       Chesapeake Energy Corp.                      7.63          7/15/2013           2,865
   3,000       Chesapeake Energy Corp.                      9.50          2/15/2015           3,045
   1,000       Chesapeake Energy Corp.                      6.50          8/15/2017             865
   1,000       Cimarex Energy Co.                           7.13          5/01/2017             890
   1,000       Denbury Resources, Inc.                      9.75          3/01/2016           1,015
   1,000       Encore Acquisition Co.                       9.50          5/01/2016             970
   2,000       Energy Partners Ltd.                         9.75          4/15/2014             660
   1,500       Helix Energy Solutions Group, Inc.           9.50          1/15/2016           1,065
   2,000       Petrohawk Energy Corp. (a)                  10.50          8/01/2014           2,025
   2,710       Pioneer Natural Resource Co.                 6.65          3/15/2017           2,339
   1,000       Plains Exploration & Production Co.          7.75          6/15/2015             915
   1,000       Plains Exploration & Production Co.          7.63          6/01/2018             867
   1,000       Quicksilver Resources, Inc.                  8.25          8/01/2015             800
   1,000       Quicksilver Resources, Inc.                  7.13          4/01/2016             630
===================================================================================================
3 | USAA High-Yield Opportunities Fund

===================================================================================================
PRINCIPAL                                                                                    MARKET
AMOUNT                                                    COUPON                              VALUE
(000)          SECURITY                                     RATE           MATURITY           (000)
---------------------------------------------------------------------------------------------------

$  2,000       Southwestern Energy Co.                      7.63%         5/01/2027      $    2,010
                                                                                        -----------
                                                                                             23,789
                                                                                        -----------
               OIL & GAS REFINING & MARKETING (0.3%)
   1,133       Amerigas Partners, LP                        7.25          5/20/2015           1,113
   1,000       Tesoro Corp.                                 6.63         11/01/2015             843
                                                                                        -----------
                                                                                              1,956
                                                                                        -----------
               OIL & GAS STORAGE & TRANSPORTATION (3.2%)
   1,000       El Paso Corp.                               12.00         12/12/2013           1,090
   1,000       El Paso Corp.                                8.25          2/15/2016             990
   1,000       El Paso Corp.                                7.25          6/01/2018             925
   3,000       Enbridge Energy Partners, LP                 8.05         10/01/2037           1,667
   4,000       Enterprise Products Operations, LP (g)       8.38          8/01/2066           2,763
   1,905       Kinder Morgan Finance Co.                    5.70          1/05/2016           1,662
   2,980       MarkWest Energy Partners LP                  8.50          7/15/2016           2,473
     250       MarkWest Energy Partners LP                  8.75          4/15/2018             206
   2,000       Sabine Pass LNG, LP                          7.25         11/30/2013           1,680
   2,000       Sabine Pass LNG, LP                          7.50         11/30/2016           1,590
   3,000       Targa Resources, Inc. (g)                    8.50         11/01/2013           2,055
   4,000       TEPPCO Partners, LP (g)                      7.00          6/01/2067           2,176
                                                                                        -----------
                                                                                             19,277
                                                                                        -----------
               Total Energy                                                                  50,072
                                                                                        -----------

               FINANCIALS (13.1%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
   3,500       American Capital Strategies Ltd.             8.60 (b)      8/01/2012           1,578
   1,000       Nuveen Investments, Inc. (a)                10.50         11/15/2015             525
                                                                                        -----------
                                                                                              2,103
                                                                                        -----------
               CONSUMER FINANCE (2.8%)
     970       Daimler Finance N.A. LLC (c)                 4.46          8/03/2012             685
   2,000       Ford Motor Credit Co., LLC                   7.38          2/01/2011           1,721
   3,000       Ford Motor Credit Co., LLC                   7.00         10/01/2013           2,237
   3,000       Ford Motor Credit Co., LLC                  12.00          5/15/2015           2,550
   2,000       General Motors Acceptance Corp.              5.63          5/15/2009           1,970
   2,000       General Motors Acceptance Corp.              7.75          1/19/2010           1,815
   3,000       General Motors Acceptance Corp.              6.88          8/28/2012           2,372
   2,000       General Motors Acceptance Corp.              6.88          8/28/2012           1,461
   3,000       General Motors Acceptance Corp. (a)          6.75         12/01/2014           2,370
                                                                                        -----------
                                                                                             17,181
                                                                                        -----------
               DIVERSIFIED BANKS (0.5%)
   2,000       USB Capital IX                               6.19                  -(h)        1,110
   2,000       Wells Fargo Capital XV                       9.75                  -(h)        1,702
                                                                                        -----------
                                                                                              2,812
                                                                                        -----------
               DIVERSIFIED CAPITAL MARKETS (0.1%)
   1,000       UBS Preferred Funding Trust V                6.24                  -(h)          410
                                                                                        -----------
               LIFE & HEALTH INSURANCE (1.0%)
   1,000       Americo Life, Inc. (a)                       7.88          5/01/2013             656
   2,000       Great-West Life & Annuity Insurance Co.
                (a)                                         7.15          5/16/2046             989
   3,000       Lincoln National Corp.                       7.00          5/17/2066           1,057
   2,000       Lincoln National Corp.                       6.05          4/20/2067             646
   2,000       Prudential Financial, Inc.                   8.88          6/15/2038           1,081
   5,000       StanCorp Financial Group, Inc.               6.90          6/01/2067           1,750
                                                                                        -----------
                                                                                              6,179
                                                                                        -----------
               MULTI-LINE INSURANCE (1.5%)
   3,780       AFC Capital Trust I                          8.21          2/03/2027           2,385
   1,000       Farmers Exchange Capital (a)                 7.05          7/15/2028             586
   1,700       Farmers Insurance Exchange (a)               8.63          5/01/2024           1,197
   2,000       Genworth Financial, Inc.                     6.15         11/15/2066             280

===================================================================================================
                                                                       Portfolio of Investments | 4

===================================================================================================
PRINCIPAL                                                                                    MARKET
AMOUNT                                                    COUPON                              VALUE
(000)          SECURITY                                     RATE           MATURITY           (000)
---------------------------------------------------------------------------------------------------

$  4,000       Glen Meadow (a)                              6.51%         2/12/2067      $    1,384
   3,000       Oil Casualty Insurance Ltd. (a)              8.00          9/15/2034           1,817
   4,000       Oil Insurance Ltd. (a)                       7.56                  -(h)        1,310
                                                                                        -----------
                                                                                              8,959
                                                                                        -----------
               MULTI-SECTOR HOLDINGS (1.3%)
   2,750       Leucadia National Corp.                      7.13          3/15/2017           2,056
   9,025       Leucadia National Corp.                      8.65          1/15/2027           5,956
                                                                                        -----------
                                                                                              8,012
                                                                                        -----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
   2,000       AgFirst Farm Credit Bank                     6.59                  -(h)        1,207
   5,000       Textron Financial Corp. (a)                  6.00          2/15/2067           1,351
                                                                                        -----------
                                                                                              2,558
                                                                                        -----------
               PROPERTY & CASUALTY INSURANCE (1.0%)
   2,000       First American Capital Trust I               8.50          4/15/2012           1,398
   1,500       Kingsway America, Inc.                       7.50          2/01/2014             979
   2,000       Liberty Mutual Group, Inc. (a)               7.00          3/15/2037             737
   3,500       MBIA Insurance Co. (a)                      14.00          1/15/2033           1,331
   2,000       Zenith National Insurance Capital Trust
                (a),(g)                                     8.55          8/01/2028           1,880
                                                                                        -----------
                                                                                              6,325
                                                                                        -----------
               REGIONAL BANKS (0.7%)
   3,500       CBG Florida REIT Corp. (a),(g)               7.11                  -(h)          185
   4,500       Huntington Capital III                       6.65          5/15/2037           1,301
   1,500       National City Preferred Capital Trust I     12.00                  -(h)        1,300
   2,000       Webster Capital Trust IV                     7.65          6/15/2037             857
   1,000       Zions Bancorp                                5.50         11/16/2015             522
                                                                                        -----------
                                                                                              4,165
                                                                                        -----------
               REITS - OFFICE (0.9%)
   1,000       Brandywine Operating Partnership, LP         6.00          4/01/2016             606
   2,000       Brandywine Operating Partnership, LP         5.70          5/01/2017           1,093
   2,000       HRPT Properties Trust                        6.25          8/15/2016           1,299
   1,700       HRPT Properties Trust                        6.25          6/15/2017           1,048
   2,055       Reckson Operating Partnership,  LP           6.00          3/31/2016           1,234
     500       Reckson Operating Partnership,  LP           4.00          6/15/2025             463
                                                                                        -----------
                                                                                              5,743
                                                                                        -----------
               REITS - RETAIL (1.7%)
   4,000       Developers Diversified Realty Corp.          3.50          8/15/2011           2,300
   2,000       Developers Diversified Realty Corp.          3.00          3/15/2012           1,090
   2,500       New Plan Excel Realty Trust, Inc.            4.50          2/01/2011           1,313
   6,000       New Plan Excel Realty Trust, Inc.            5.13          9/15/2012           2,910
     675       New Plan Excel Realty Trust, Inc.            5.25          9/15/2015             259
   1,550       New Plan Excel Realty Trust, Inc.            7.50          7/30/2029             558
   2,000       Rouse Co. (e)                                8.00          4/30/2009           1,025
   2,000       Rouse Co., LP (a),(e)                        6.75          5/01/2013           1,025
                                                                                        -----------
                                                                                             10,480
                                                                                        -----------
               REITS - SPECIALIZED (0.4%)
   2,000       Host Hotels & Resorts, LP                    6.75          6/01/2016           1,775
   1,000       Strategic Hotels & Resorts, Inc. (a)         3.50          4/01/2012             440
                                                                                        -----------
                                                                                              2,215
                                                                                        -----------
               SPECIALIZED FINANCE (0.5%)
   2,300       Assured Guaranty U.S. Holdings, Inc.         6.40         12/15/2066             806
   1,000       Financial Security Assurance Holdings
                Ltd. (a)                                    6.40         12/15/2066             295
   1,000       Petroplus Finance Ltd. (a)                   7.00          5/01/2017             780
   2,000       Syncora Holdings Ltd.                        6.88                  -(h)            2
   3,000       XL Capital Ltd.                              6.50                  -(h)          901
                                                                                        -----------
                                                                                              2,784
                                                                                        -----------

===================================================================================================
5 | USAA High-Yield Opportunities Fund

===================================================================================================
PRINCIPAL                                                                                    MARKET
AMOUNT                                                    COUPON                              VALUE
(000)          SECURITY                                     RATE           MATURITY           (000)
---------------------------------------------------------------------------------------------------

               THRIFTS & MORTGAGE FINANCE (0.0%)
$  1,000       Washington Mutual Bank                       5.55%         6/16/2010      $      234
                                                                                        -----------
               Total Financials                                                              80,160
                                                                                        -----------

               HEALTH CARE (7.6%)
               HEALTH CARE EQUIPMENT (0.8%)
   1,000       Accellent, Inc.                             10.50         12/01/2013             760
     995       Biomet, Inc. (c)                             3.43          3/25/2015             937
   1,000       Biomet, Inc.                                10.00         10/15/2017           1,045
   2,500       Universal Hospital Services, Inc.            8.76 (b)      6/01/2015           1,925
                                                                                        -----------
                                                                                              4,667
                                                                                        -----------
               HEALTH CARE FACILITIES (5.1%)
   2,886       Community Health Systems, Inc. (c),(d)       3.51          7/24/2014           2,609
   1,000       Community Health Systems, Inc.               8.88          7/15/2015           1,008
   2,557       HCA, Inc. (c)                                6.67         11/18/2013           2,315
   4,000       HCA, Inc.                                    5.75          3/15/2014           3,240
   3,000       HCA, Inc.                                    9.25         11/15/2016           3,022
   4,000       HCA, Inc.                                    9.63         11/15/2016           3,780
   2,000       HCA, Inc. (a)                                8.50          4/15/2019           2,027
     964       HealthSouth Corp. (c)                        4.75          3/10/2013             870
   2,000       HealthSouth Corp.                           10.75          6/15/2016           2,070
   2,000       IASIS Healthcare, LLC                        8.75          6/15/2014           1,950
   1,000       LifePoint Hospitals, Inc.                    3.50          5/15/2014             805
   3,000       Select Medical Corp.                         7.63          2/01/2015           2,280
   1,000       Sun Healthcare Group, Inc.                   9.13          4/15/2015             975
   4,000       Tenet Healthcare Corp.                       6.38         12/01/2011           3,600
   1,000       United Surgical Partners International,                                           43
                Inc.                                        8.88          5/01/2017               8
                                                                                        -----------
                                                                                             31,394
                                                                                        -----------
               HEALTH CARE SERVICES (1.2%)
   2,000       Alliance Imaging, Inc.                       7.25         12/15/2012           1,920
   1,750       AMR Holdco, Inc.                            10.00          2/15/2015           1,781
   500         Omnicare, Inc.                               6.88         12/15/2015             469
   2,000       Psychiatric Solutions, Inc.                  7.75          7/15/2015           1,830
   1,000       US Oncology, Inc.                            6.90          3/15/2012             600
   1,000       US Oncology, Inc.                           10.75          8/15/2014             937
                                                                                        -----------
                                                                                              7,537
                                                                                        -----------
               HEALTH CARE SUPPLIES (0.3%)
   1,000       Bausch & Lomb, Inc.                          9.88         11/01/2015             915
   1,000       DJO Finance LLC                             10.88         11/15/2014             770
     500       VWR Funding, Inc.                           10.25          7/15/2015             352
                                                                                        -----------
                                                                                              2,037
                                                                                        -----------
               PHARMACEUTICALS (0.2%)
   1,290       Warner Chilcott Co., Inc. (c)                4.24          1/18/2012           1,229
                                                                                        -----------
               Total Health Care                                                             46,864
                                                                                        -----------

               INDUSTRIALS (5.7%)
               ------------------
               AEROSPACE & DEFENSE (0.3%)
   1,000       BE Aerospace, Inc.                           8.50          7/01/2018             913
   1,000       Bombardier, Inc. (a)                         8.00         11/15/2014             880
   1,000       Hawker Beechcraft Acquisition Co., LLC       8.50          4/01/2015             351
                                                                                        -----------
                                                                                              2,144
                                                                                        -----------
               AIR FREIGHT & LOGISTICS (0.2%)
   3,000       Park Ohio Industries, Inc.                   8.38         11/15/2014           1,350
                                                                                        -----------
               AIRLINES (0.7%)
   1,258       America West Airlines, Inc. Pass-Through
                Trust                                       6.87          1/02/2017             954
     570       America West Airlines, Inc. Pass-Through
                Trust                                       7.12          1/02/2017             428
   2,000       American Airlines, Inc. Pass-Through
                Trust                                       6.82          5/23/2011           1,420

===================================================================================================
                                                                       Portfolio of Investments | 6

===================================================================================================
PRINCIPAL                                                                                    MARKET
AMOUNT                                                    COUPON                              VALUE
(000)          SECURITY                                     RATE           MATURITY           (000)
---------------------------------------------------------------------------------------------------

$  2,000       Continental Airlines, Inc.                   8.75%        12/01/2011      $    1,300
     185       Continental Airlines, Inc. Pass-Through
                Trust                                       8.50          5/01/2011             143
     414       Continental Airlines, Inc. Pass-Through
                Trust                                       7.03          6/15/2011             319
                                                                                        -----------
                                                                                              4,564
                                                                                        -----------
               BUILDING PRODUCTS (0.8%)
   2,000       Building Materials Corp. of America          7.75          8/01/2014           1,660
   2,000       Esco Corp. (a)                               5.20 (b)     12/15/2013           1,350
     250       Esco Corp. (a)                               8.63         12/15/2013             205
   2,500       Nortek, Inc.                                 8.50          9/01/2014             562
     500       Ply Gem Industries, Inc.                    11.75          6/15/2013             290
   1,000       USG Corp.                                    6.30         11/15/2016             665
                                                                                        -----------
                                                                                              4,732
                                                                                        -----------
               COMMERCIAL PRINTING (0.7%)
   3,000       Deluxe Corp.                                 5.00         12/15/2012           2,302
   2,000       Harland Clarke Holdings Corp.                5.98 (b)      5/15/2015             845
   2,000       Harland Clarke Holdings Corp.                9.50          5/15/2015           1,230
                                                                                        -----------
                                                                                              4,377
                                                                                        -----------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
   1,995       Manitowoc Co., Inc. (c)                      7.08          4/14/2014           1,556
   1,000       Terex Corp.                                  7.38          1/15/2014             900
                                                                                        -----------
                                                                                              2,456
                                                                                        -----------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
   1,500       Baldor Electric Co.                          8.63          2/15/2017           1,327
   2,000       RBS Global, Inc.                             9.50          8/01/2014           1,655
      69       UCAR Finance, Inc.                          10.25          2/15/2012              63
                                                                                        -----------
                                                                                              3,045
                                                                                        -----------
               ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
   1,000       Allied Waste North America, Inc.             7.25          3/15/2015             980
                                                                                        -----------
               HIGHWAYS & RAILTRACKS (0.3%)
   2,100       American Railcar Industries, Inc.            7.50          3/01/2014           1,691
                                                                                        -----------
               INDUSTRIAL MACHINERY (0.0%)
     500       Mueller Water Products, Inc.                 7.38          6/01/2017             281
                                                                                        -----------
               OFFICE SERVICES & SUPPLIES (0.3%)
   1,489       West Corp. (c)                               6.18         10/24/2013           1,269
   500         West Corp.                                   9.50         10/15/2014             428
                                                                                        -----------
                                                                                              1,697
                                                                                        -----------
               TRADING COMPANIES & DISTRIBUTORS (0.9%)
   2,000       RSC Equipment Rental Corp.                   9.50         12/01/2014           1,300
   5,000       United Rentals North America, Inc. (g)       6.50          2/15/2012           4,437
                                                                                        -----------
                                                                                              5,737
                                                                                        -----------
               TRUCKING (0.4%)
   2,000       Avis Budget Car Rental, LLC                  7.63          5/15/2014             590
   1,992       Hertz Corp. (c)                              5.26         12/21/2012           1,642
                                                                                        -----------
                                                                                              2,232
                                                                                        -----------
               Total Industrials                                                             35,286
                                                                                        -----------

               INFORMATION TECHNOLOGY (2.2%)
               -----------------------------
               DATA PROCESSING & OUTSOURCED SERVICES (1.9%)
   7,000       First Data Corp.                             9.88          9/24/2015           4,830
   1,000       Iron Mountain, Inc.                          7.75          1/15/2015           1,007
   7,000       SunGard Data Systems, Inc.                  10.25          8/15/2015           6,125
                                                                                        -----------
                                                                                             11,962
                                                                                        -----------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
   1,750       Itron, Inc.                                  7.75          5/15/2012           1,575
                                                                                        -----------

===================================================================================================
7 | USAA High-Yield Opportunities Fund

===================================================================================================
PRINCIPAL                                                                                    MARKET
AMOUNT                                                    COUPON                              VALUE
(000)          SECURITY                                     RATE           MATURITY           (000)
---------------------------------------------------------------------------------------------------

               Total Information Technology                                                  13,537
                                                                                        -----------

               MATERIALS (3.5%)
               ----------------
               COMMODITY CHEMICALS (0.1%)
$  2,000       Arco Chemical Co. (e)                        9.80%         2/01/2020      $      480
                                                                                        -----------
               CONSTRUCTION MATERIALS (0.0%)
   1,000       Panolam Industries International, Inc.
                (e)                                        10.75         10/01/2013              55
                                                                                        -----------
               DIVERSIFIED CHEMICALS (0.6%)
   2,500       Huntsman International, LLC                  7.38          1/01/2015           1,644
   2,000       Huntsman, LLC                               11.50          7/15/2012           1,850
                                                                                        -----------
                                                                                              3,494
                                                                                        -----------
               METAL & GLASS CONTAINERS (0.4%)
   1,000       Crown Americas, LLC                          7.75         11/15/2015           1,015
   2,000       Graham Packaging Co., LP                     8.50         10/15/2012           1,770
     500       Pliant Corp. (e)                            11.13          9/01/2009               7
                                                                                        -----------
                                                                                              2,792
                                                                                        -----------
               PAPER PACKAGING (0.7%)
     250       Graphic Packaging Corp.                      8.63          2/15/2012             250
   3,000       Graphic Packaging International, Inc.        9.50          8/15/2013           2,722
   5,000       Jefferson Smurfit Corp. (e)                  8.25         10/01/2012           1,075
                                                                                        -----------
                                                                                              4,047
                                                                                        -----------
               Paper Products (0.7%)
     597       Boise Cascade, LLC                           7.13         10/15/2014             269
   1,100       Georgia Pacific, LLC (a)                     8.25          5/01/2016           1,108
   1,000       Georgia Pacific, LLC                         7.13          1/15/2017             945
   2,000       International Paper Co.                      7.40          6/15/2014           1,807
   1,000       NewPage Corp.                               10.00          5/01/2012             475
                                                                                        -----------
                                                                                              4,604
                                                                                        -----------
               SPECIALTY CHEMICALS (0.6%)
   2,000       Momentive Performance Materials, Inc.        9.75         12/01/2014             700
   1,000       Nalco Co.                                    8.88         11/15/2013           1,010
   2,000       Rockwood Specialties Group, Inc.             7.50         11/15/2014           1,750
   1,000       Tronox Worldwide, LLC                        9.50         12/01/2012             170
                                                                                        -----------
                                                                                              3,630
                                                                                        -----------
               STEEL (0.4%)
   1,500       AK Steel Holding Corp.                       7.75          6/15/2012           1,350
   1,250       Metals USA, Inc.                            11.13         12/01/2015             884
                                                                                        -----------
                                                                                              2,234
                                                                                        -----------
               Total Materials                                                               21,336
                                                                                        -----------

               MUNICIPAL BONDS (0.7%)
               ----------------------
               Buildings (0.6%)
   4,030       Mobile Services Group, Inc.                  9.75          8/01/2014           3,526
                                                                                        -----------
               MISCELLANEOUS (0.1%)
     600       Mac-Gray Corp.                               7.63          8/15/2015             575
                                                                                        -----------
               Total Municipal Bonds                                                          4,101
                                                                                        -----------

               TELECOMMUNICATION SERVICES (6.7%)
               ---------------------------------
               ALTERNATIVE CARRIERS (0.2%)
   1,000       Level 3 Communications, Inc. (c),(d)         9.52          3/13/2014           1,030
                                                                                        -----------
               INTEGRATED TELECOMMUNICATION SERVICES (3.6%)
   2,000       Citizens Communications Co.                  7.88          1/15/2027           1,540
     998       Fairpoint Communications, Inc. (c)           5.75          3/08/2015             514
   2,000       Frontier Communications Corp.                8.25          5/01/2014           1,980

===================================================================================================
                                                                       Portfolio of Investments | 8

===================================================================================================
PRINCIPAL                                                                                    MARKET
AMOUNT                                                    COUPON                              VALUE
(000)          SECURITY                                     RATE           MATURITY           (000)
---------------------------------------------------------------------------------------------------

$  2,000       Hawaiian Telcom Communications, Inc. (c)     6.26%         6/01/2014      $      952
   2,000       Hawaiian Telcom Communications, Inc. (e)    12.50          5/01/2015               3
   5,000       Qwest Communications International, Inc.     7.50          2/15/2014           4,675
  12,000       Qwest Communications International, Inc.     7.50          2/15/2014          11,220
   1,000       Windstream Corp.                             8.13          8/01/2013           1,007
                                                                                        -----------
                                                                                             21,891
                                                                                        -----------
               WIRELESS TELECOMMUNICATION SERVICES (2.9%)
   1,990       Cricket Communications, Inc. (c)             7.33          6/16/2013           1,914
   1,000       Crown Castle International Corp.             9.00          1/15/2015           1,025
   1,990       MetroPCS Communications, Inc. (c)            2.69          2/20/2014           1,866
   1,000       MetroPCS Communications, Inc. (a)            9.25         11/01/2014           1,015
   2,000       Nextel Communications, Inc.                  6.88         10/31/2013           1,523
   3,000       Nextel Communications, Inc.                  5.95          3/15/2014           2,010
   3,000       Sprint Capital Corp.                         7.63          1/30/2011           2,906
   6,000       Sprint Capital Corp.                         8.38          3/15/2012           5,760
                                                                                        -----------
                                                                                             18,019
                                                                                        -----------
               Total Telecommunication Services                                              40,940
                                                                                        -----------

               UTILITIES (7.5%)
               ----------------
               ELECTRIC UTILITIES (3.7%)
     715       FPL Energy National Wind Portfolio, LLC
                (a)                                         6.13          3/25/2019             639
     617       FPL Energy Wind Funding, LLC (a)             6.88          6/27/2017             573
   2,000       FPL Group Capital, Inc.                      7.30          9/01/2067           1,572
   4,792       Homer City Funding, LLC                      8.73         10/01/2026           4,025
   4,000       PPL Capital Funding, Inc.                    6.70          3/30/2067           2,323
   1,000       Public Service Co. of New Mexico             7.95          5/15/2018             921
   3,000       Reliant Energy, Inc.                         7.63          6/15/2014           2,715
   2,000       Reliant Energy, Inc.                         7.88          6/15/2017           1,790
     697       Sierra Pacific Resources                     8.63          3/15/2014             700
   1,980       Texas Competitive Electric Holding Co.,
                LLC (c)                                     3.93         10/10/2014           1,354
     985       Texas Competitive Electric Holding Co.,
                LLC (c)                                     8.62         10/10/2014             670
   7,000       Texas Competitive Electric Holding Co.,
                LLC                                        10.25         11/01/2015           4,043
   2,000       Texas Competitive Electric Holding Co.,
                LLC                                        10.25         11/01/2015           1,165
                                                                                        -----------
                                                                                             22,490
                                                                                        -----------
               GAS UTILITIES (0.5%)
   3,000       El Paso Energy Corp.                         7.75          1/15/2032           2,295
     500       Southern Star Central Corp.                  6.75          3/01/2016             446
   1,000       Southern Union Co.                           7.20 (b)     11/01/2066             520
                                                                                        -----------
                                                                                              3,261
                                                                                        -----------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (2.0%)
   2,000       AES Corp.                                    7.75          3/01/2014           1,900
   3,000       AES Corp. (a)                                8.00          6/01/2020           2,617
   2,000       Dynegy Holdings, Inc.                        8.38          5/01/2016           1,600
   1,500       IPALCO Enterprises, Inc. (a)                 7.25          4/01/2016           1,418
   2,000       Mirant Americas Generation, Inc.             8.30          5/01/2011           2,000
   3,000       NRG Energy, Inc.                             7.38          1/15/2017           2,880
                                                                                        -----------
                                                                                             12,415
                                                                                        -----------
               MULTI-UTILITIES (1.3%)
   3,000       PNM Resources, Inc.                          9.25          5/15/2015           2,722
   4,000       Puget Sound Energy, Inc.                     6.97          6/01/2067           2,130
   1,326       Tenaska Oklahoma, LP (a)                     6.53         12/30/2014           1,300
   2,000       Texas - New Mexico Power Co. (a)             9.50          4/01/2019           2,019
                                                                                        -----------
                                                                                              8,171
                                                                                        -----------
               Total Utilities                                                               46,337
                                                                                        -----------
               Total Corporate Obligations (cost: $588,586)                                 451,580
                                                                                        -----------
===================================================================================================
9 | USAA High-Yield Opportunities Fund

===================================================================================================
PRINCIPAL                                                                                    MARKET
AMOUNT                                                    COUPON                              VALUE
(000)          SECURITY                                     RATE           MATURITY           (000)
---------------------------------------------------------------------------------------------------

               EURODOLLAR AND YANKEE OBLIGATIONS (8.9%)

               CONSUMER DISCRETIONARY (1.2%)
               -----------------------------
               BROADCASTING (0.8%)
$  5,000       NTL Cable plc                                8.75%         4/15/2014      $    4,988
                                                                                        -----------
               PUBLISHING (0.4%)
   2,000       Nielsen Finance LLC and Nielsen Finance
                Co. (a)                                    11.63          2/01/2014           1,980
     500       Nielsen Finance, LLC (d)                    11.50          5/01/2016             480
                                                                                        -----------
                                                                                              2,460
                                                                                        -----------
               Total Consumer Discretionary                                                   7,448
                                                                                        -----------

               ENERGY (0.1%)
               Oil & Gas Drilling (0.1%)
     486       Delek & Avner-Yam Tethys Ltd. (a)            5.33          8/01/2013             485
                                                                                        -----------
               OIL & GAS EXPLORATION & PRODUCTION (0.0%)
   1,000       Compton Petroleum Finance Corp.              7.63         12/01/2013             393
                                                                                        -----------
               Total Energy                                                                     878
                                                                                        -----------

               FINANCIALS (3.3%)
               -----------------
               DIVERSIFIED BANKS (0.6%)
   1,415       MUFG Capital Finance 1 Ltd.                  6.35                  -(h)        1,118
   2,500       Natixis (a)                                 10.00                  -(h)        1,027
   2,000       Standard Chartered plc (a)                   6.41                  -(h)        1,151
   1,000       Sumitomo Mitsui Financial Group (a)          6.08                  -(h)          699
                                                                                        -----------
                                                                                              3,995
                                                                                        -----------
               LIFE & HEALTH INSURANCE (0.2%)
   4,000       AXA S.A. (a)                                 6.46                  -(h)        1,600
                                                                                        -----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
   2,000       ZFS Finance USA Trust II (a)                 6.45         12/15/2065           1,100
                                                                                        -----------
               PROPERTY & CASUALTY INSURANCE (0.3%)
   1,000       Allied World Assurance Holdings Ltd.         7.50          8/01/2016             705
   3,000       Catlin Insurance Co. Ltd. (a)                7.25                  -(h)        1,106
                                                                                        -----------
                                                                                              1,811
                                                                                        -----------
               REGIONAL BANKS (0.1%)
   2,000       Glitnir Banki hf (a),(e)                     4.75         10/15/2010             245
   1,000       Kaupthing Bank hf (a),(e)                    5.75         10/04/2011              80
                                                                                        -----------
                                                                                                325
                                                                                        -----------
               REINSURANCE (1.9%)
   4,000       Max USA Holdings Ltd. (a),(g)                7.20          4/14/2017           2,718
   1,650       Montpelier Re Holdings Ltd.                  6.13          8/15/2013           1,160
   2,000       Platinum Underwriters Finance, Inc.          7.50          6/01/2017           1,409
   9,848       PXRE Capital Trust I                         8.85          2/01/2027           6,291
                                                                                        -----------
                                                                                             11,578
                                                                                        -----------
               Total Financials                                                              20,409
                                                                                        -----------

               INDUSTRIALS (1.4%)
               Commercial Printing (0.0%)
   1,000       Quebecor World Capital Corp. (e)             4.88         11/15/2008              25
   3,000       Quebecor World Capital Corp. (e)             6.13         11/15/2013              75
                                                                                        -----------
                                                                                                100
                                                                                        -----------
===================================================================================================
                                                                       Portfolio of Investment | 10

===================================================================================================
PRINCIPAL                                                                                    MARKET
AMOUNT                                                    COUPON                              VALUE
(000)          SECURITY                                     RATE           MATURITY           (000)
---------------------------------------------------------------------------------------------------

               MARINE (0.5%)
$  3,550       Navios Maritime Holdings, Inc.               9.50%        12/15/2014     $     2,229
   1,000       Stena AB                                     7.00         12/01/2016             700
                                                                                        -----------
                                                                                              2,929
                                                                                        -----------
               RAILROADS (0.9%)
   6,000       Kansas City Southern de Mexico, S.A. de
                C.V. (g)                               9.38               5/01/2012           5,520
                                                                                        -----------
               Total Industrials                                                              8,549
                                                                                        -----------

               INFORMATION TECHNOLOGY (1.6%)
               -----------------------------
               Communications Equipment (1.2%)
   5,000       Intelsat Bermuda Ltd.                       11.25          6/15/2016           5,125
   3,000       Intelsat Jackson Holdings, Ltd. (c)          3.50          2/01/2014           2,435
                                                                                        -----------
                                                                                              7,560
                                                                                        -----------
               COMPUTER STORAGE & PERIPHERALS (0.2%)
   1,000       Seagate Technology International (a),(d)    10.00          5/01/2014             991
                                                                                        -----------
               SEMICONDUCTORS (0.2%)
   1,385       Freescale Semiconductor, Inc. (c)            5.87         12/15/2014             937
   1,750       New Asat Finance Ltd. (e)                    9.25          2/01/2011              26
     320       NXP B.V./ NXP Funding LLC                   10.00          7/15/2013             225
                                                                                        -----------
                                                                                              1,188
                                                                                        -----------
               Total Information Technology                                                   9,739
                                                                                        -----------

               MATERIALS (1.3%)
               ----------------
               ALUMINUM (0.1%)
   1,500       Novelis, Inc.                                7.25          2/15/2015             795
                                                                                        -----------
               DIVERSIFIED CHEMICALS (0.1%)
   5,000       INEOS Group Holdings plc (a)                 8.50          2/15/2016             787
                                                                                        -----------
               DIVERSIFIED METALS & MINING (0.1%)
   1,000       Glencore Funding, LLC (a)                    6.00          4/15/2014             616
                                                                                        -----------
               FOREST PRODUCTS (0.1%)
   651         Ainsworth Lumber Co. Ltd. (a)               11.00          7/29/2015             205
                                                                                        -----------
               PAPER PACKAGING (0.3%)
   3,000       JSG Funding plc                              7.75          4/01/2015           1,830
                                                                                        -----------
               PAPER PRODUCTS (0.6%)
   3,000       Abitibi-Consolidated Co. of Canada (e)       6.00          6/20/2013             210
   2,098       Cascades, Inc.                               7.25          2/15/2013           1,652
   2,000       Domtar Corp.                                 5.38         12/01/2013           1,440
                                                                                        -----------
                                                                                              3,302
                                                                                        -----------
               SPECIALTY CHEMICALS (0.0%)
   3,000       LyondellBasell Industries (a),(e)            8.38          8/15/2015             120
                                                                                        -----------
               Total Materials                                                                7,655
                                                                                        -----------
               Total Eurodollar and Yankee Obligations (cost: $90,564)                       54,678
                                                                                        -----------

               ASSET-BACKED SECURITIES (8.5%)

               FINANCIALS (7.8%)
               -----------------
               ASSET-BACKED FINANCING (7.8%)
   3,000       AESOP Funding II, LLC (a)                    0.67 (b)      3/20/2012           2,092
     264       Airport Airplanes                            0.83 (b)      3/15/2019             198
   5,000       AmeriCredit Automobile Receivables Trust     6.96 (b)     10/14/2014           4,331
   3,000       ARG Funding Corp. (a)                        4.84          5/20/2011           2,812
   2,000       Banc of America Securities Auto Trust        5.51          2/19/2013           1,733

===================================================================================================
11 | USAA High-Yield Opportunities Fund

===================================================================================================
PRINCIPAL                                                                                    MARKET
AMOUNT                                                    COUPON                              VALUE
(000)          SECURITY                                     RATE           MATURITY           (000)
---------------------------------------------------------------------------------------------------

$  3,000       Bank of America Credit Card Trust            0.74% (b)     6/15/2014      $    1,969
   3,000       Bank One Issuance Trust                      4.77          2/16/2016           1,792
   3,000       Bank One Issuance Trust                      1.25 (b)      2/15/2017           1,405
   5,000       Capital One Auto Finance Trust (g)           0.48 (b)      5/15/2013           3,761
   1,637       Capital One Multi-Asset Execution Trust      6.00          8/15/2013           1,305
   2,020       Capital One Multi-Asset Execution Trust      0.75 (b)      6/16/2014           1,330
   4,000       Citibank Credit Card Issuance Trust          6.30          6/20/2014           2,917
   5,000       CPS Auto Receivables Trust (INS)             6.48          7/15/2013           4,591
     602       Credit Acceptance Auto Dealer Loan Trust     6.16          4/15/2013             581
   3,778       GE Capital Credit Card Master Note Trust     0.69 (b)      9/15/2012           3,496
   1,000       GE Capital Credit Card Master Note Trust     0.46 (b)      6/15/2013             955
   2,236       GE Equipment Midticket, LLC                  0.77 (b)      9/15/2017           1,021
   3,000       Hertz Vehicle Financing, LLC (a)             5.01          2/25/2011           2,888
   1,000       Hertz Vehicle Financing, LLC (a)             5.08         11/25/2011             772
   1,000       Hertz Vehicle Financing, LLC (a)             5.08         11/25/2011             894
   5,000       Rental Car Finance Corp. (a)                 0.58 (b)      7/25/2013           2,550
   2,313       USXL Funding, LLC (INS)(a)                   5.38          4/15/2014           2,100
   3,040       WFS Financial Owner Trust                    4.76          5/17/2013           2,251
                                                                                        -----------
                                                                                             47,744
                                                                                        -----------
               Total Financials                                                              47,744
                                                                                        -----------

               INDUSTRIALS (0.7%)
               ------------------
               AIRLINES (0.7%)
   4,652       United Airlines, Inc. Pass-Through Trust
                (g)                                         8.03          7/01/2011           4,559
                                                                                        -----------
               Total Asset-Backed Securities (cost: $58,477)                                 52,303
                                                                                        -----------

               COMMERCIAL MORTGAGE SECURITIES (0.9%)

               FINANCIALS (0.9%)
               -----------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (0.8%)
   1,933       Banc of America Commercial Mortgage, Inc.
                (a)                                         5.54 (b)      9/10/2047           1,181
   1,000       Commercial Mortgage Loan Trust               6.02 (b)     12/10/2049             429
   2,000       GMAC Commercial Mortgage Securities,
                Inc.                                        4.75          5/10/2043           1,306
   2,000       J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                            5.81          6/12/2043           1,537
                                                                                        -----------
                                                                                              4,453
                                                                                        -----------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.1%)
   1,687       Credit Suisse First Boston Corp.,
                 acquired 6/13/2003; cost $82(i)        1.02 (b)          5/17/2040              84
   7,000       J.P. Morgan Chase Commercial Mortgage
                 Securities Corp., acquired
                 4/09/2009; cost $398(i)                5.82 (b)          6/15/2049             526
                                                                                        -----------
                                                                                                610
                                                                                        -----------
               Total Financials                                                               5,063
                                                                                        -----------
               Total Commercial Mortgage Securities (cost: $5,132)                            5,063
                                                                                        -----------

               MUNICIPAL BONDS (0.8%)
               CASINOS & GAMING (0.6%)
   4,035       Seneca Nation of Indians Capital
                Improvements Auth.                          6.75         12/01/2013           3,774
                                                                                       -----------
               SPECIAL ASSESSMENT/TAX/FEE (0.2%)
   1,870       Erie County Tobacco Asset Securitization
                Corp.                                       6.00          6/01/2028           1,097
                                                                                        -----------
               Total Municipal Bonds (cost: $5,843)                                           4,871
                                                                                        -----------

===================================================================================================
                                                                       Portfolio of Investment | 12

===================================================================================================
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES      SECURITY                                                                       (000)
---------------------------------------------------------------------------------------------------

               EQUITY SECURITIES (5.1%)

               COMMON STOCKS (0.9%)

               CONSUMER DISCRETIONARY (0.2%)
               -----------------------------
               BROADCASTING (0.1%)
  30,000       Sinclair Broadcast Group, Inc. "A"                                       $        33
   6,666       Time Warner Cable, Inc.                                                          215
                                                                                        -----------
                                                                                                248
                                                                                        -----------
               CABLE & SATELLITE (0.1%)
  50,000       Comcast Corp. "A"                                                                773
                                                                                        -----------
               PUBLISHING (0.0%)
  32,656       American Media, Inc. , acquired 2/02/2009; cost $723*(i),(j)                      25
                                                                                        -----------
               Total Consumer Discretionary                                                   1,046
                                                                                        -----------

               CONSUMER STAPLES (0.0%)
               -----------------------
               PACKAGED FOODS & MEAT (0.0%)
  20,000       Reddy Ice Holdings, Inc.                                                          45
                                                                                        -----------

               ENERGY (0.0%)
               -------------
               OIL & GAS REFINING & MARKETING (0.0%)
  15,000       Valero Energy Corp.                                                              298
                                                                                        -----------

               FINANCIALS (0.1%)
               -----------------
               MULTI-LINE INSURANCE (0.0%)
  15,000       American International Group, Inc.                                                21
                                                                                        -----------
               REGIONAL BANKS (0.0%)
   5,000       City National Corp.                                                              183
                                                                                        -----------
               REITS - OFFICE (0.0%)
  10,000       Maguire Properties, Inc.  *                                                       11
                                                                                        -----------
               REITS - SPECIALIZED (0.1%)
  10,000       Entertainment Properties Trust                                                   231
  10,000       Strategic Hotel Capital, Inc.                                                      8
  10,951       Sunstone Hotel Investors, Inc.                                                    58
                                                                                        -----------
                                                                                                297
                                                                                        -----------
               Total Financials                                                                 512
                                                                                        -----------

               HEALTH CARE (0.2%)
               ------------------
               HEALTH CARE FACILITIES (0.1%)
  20,000       Community Health Systems, Inc.  *                                                457
                                                                                        -----------
               PHARMACEUTICALS (0.1%)
  10,000       Merck & Co., Inc.                                                                242
  30,000       Pfizer, Inc.                                                                     401
                                                                                        -----------
                                                                                                643
                                                                                        -----------
               Total Health Care                                                              1,100
                                                                                        -----------

               INDUSTRIALS (0.0%)
               ------------------
               BUILDING PRODUCTS (0.0%)
  20,000       Masco Corp.                                                                      177
                                                                                        -----------

===================================================================================================
13 | USAA High-Yield Opportunities Fund

===================================================================================================
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES      SECURITY                                                                       (000)
---------------------------------------------------------------------------------------------------

               MATERIALS (0.1%)
               ----------------
               FOREST PRODUCTS (0.0%)
 195,497       Ainsworth Lumber Co. Ltd.  *                                              $      143
                                                                                        -----------
               STEEL (0.1%)
  20,000       Worthington Industries, Inc.                                                     298
                                                                                        -----------
               Total Materials                                                                  441
                                                                                        -----------

               TELECOMMUNICATION SERVICES (0.2%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
  70,000       Frontier Communications Corp.                                                    498
  30,000       Iowa Telecommunication Services, Inc.                                            395
  60,000       Windstream Corp.                                                                 498
                                                                                        -----------
                                                                                              1,391
                                                                                        -----------
               Total Telecommunication Services                                               1,391
                                                                                        -----------

               UTILITIES (0.1%)
               ----------------
               ELECTRIC UTILITIES (0.1%)
  10,000       Progress Energy, Inc.                                                            341
                                                                                        -----------
               Total Common Stocks (cost: $13,770)                                            5,351
                                                                                        -----------

PRINCIPAL
   AMOUNT
  $(000)/
   SHARES
---------------------------------------------------------------------------------------------------

               PREFERRED SECURITIES (2.1%)

               CONSUMER STAPLES (0.5%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.5%)
  50,000       Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual
                (a)                                                                           2,742
                                                                                        -----------

               FINANCIALS (1.2%)
               -----------------
               LIFE & HEALTH INSURANCE (0.2%)
 120,000       Delphi Financial Group, Inc., 7.38%, perpetual                                 1,585
                                                                                        -----------
               PROPERTY & CASUALTY INSURANCE (0.4%)
  20,000       Axis Capital Holdings Ltd., 7.50%, perpetual                                   1,204
   3,000       White Mountains Re Group, 7.51%, perpetual  (a)                                1,443
                                                                                        -----------
                                                                                              2,647
                                                                                        -----------
               REINSURANCE (0.2%)
   3,000       Ram Holdings Ltd., 7.50%, non-cumulative, perpetual ,
                acquired 1/23/2007 & 3/02/2007; cost $3,109*(i),(j)                             525
   2,000       Swiss Re Capital I LP, 6.85%, perpetual  (a)                                     791
                                                                                        -----------
                                                                                              1,316
                                                                                        -----------
               REITs - Office (0.1%)
  20,000       Maguire Properties, Inc., Series A, 7.63% cumulative redeemable,
                perpetual                                                                        57
  20,000       Parkway Properties, Inc., Series D, 8.00%, cumulative redeemable,
                perpetual                                                                       347
                                                                                        -----------
                                                                                                404
                                                                                        -----------
               REITs - Retail (0.1%)
  20,000       Tanger Factory Outlet Centers, Inc., Class C, 7.50%, perpetual                   374
                                                                                        -----------
               REITs - Specialized (0.1%)
  70,000       Felcor Lodging Trust, Inc., Series C, 8.00%, perpetual                           336

===================================================================================================
                                                                       Portfolio of Investment | 14

===================================================================================================

PRINCIPAL
AMOUNT                                                                                       MARKET
$(000)/                                                                                       VALUE
SHARES         SECURITY                                                                       (000)
---------------------------------------------------------------------------------------------------
$  20,000      Sunstone Hotel Investors, Inc., Series A, 8.00%, perpetual                $      244
                                                                                        -----------
                                                                                                580
                                                                                        -----------
               THRIFTS & MORTGAGE FINANCE (0.1%)
   40,000      Sovereign Capital Trust V, 7.75%, Capital Securities, perpetual                  740
                                                                                        -----------
               Total Financials                                                               7,646
                                                                                        -----------

               TELECOMMUNICATION SERVICES (0.4%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.4%)
    2,000      Centaur Funding Corp., 9.08%  (a)                                              1,249
   30,000      Crown Castle International Corp., 6.25%, cumulative redeemable, perpetual (k) 1,365
                                                                                        -----------
                                                                                              2,614
                                                                                        -----------
               Total Telecommunication Services                                               2,614
                                                                                        -----------

               U.S. GOVERNMENT (0.0%)
               ----------------------
   15,000      Fannie Mae, 8.25%, perpetual  *                                                   13
                                                                                        -----------
               Total Preferred Securities (cost: $26,418)                                    13,015
                                                                                        -----------

NUMBER
OF SHARES
---------------------------------------------------------------------------------------------------

               EXCHANGE-TRADED FUNDS (2.1%)
  171,981      iShares iBoxx High Yield Corporate Bond Fund  (cost:  $12,500)                13,117
                                                                                        -----------

               WARRANTS (0.0%)

               CONSUMER DISCRETIONARY (0.0%)
               -----------------------------
               BROADCASTING (0.0%)
      250      Ono Finance plc , acquired 7/16/2001; cost $0*(a),(i),(j)                         --
                                                                                        -----------

               INFORMATION TECHNOLOGY (0.0%)
               -----------------------------
               SEMICONDUCTORS (0.0%)
        1      New Asat Finance Ltd. , acquired 12/03/2007; cost $0*(a),(i),(j)                  --
                                                                                        -----------
               Total Warrants (cost: $0)                                                         --
                                                                                        -----------
               Total Equity
               Securities
               (cost: $52,688)                                                               31,483
                                                                                        -----------

               MONEY MARKET INSTRUMENTS (0.9%)

               MONEY MARKET FUNDS (0.9%)
5,621,493      State Street Institutional Liquid
                Reserve Fund, 0.56% (l)                                                       5,621
                                                                                        -----------
               Total Money Market
               Instruments
               (cost: $5,621)                                                                 5,621
                                                                                        -----------


               TOTAL INVESTMENTS (COST: $806,912)                                       $   605,599
                                                                                        ===========

================================================================================

15 | USAA High-Yield Opportunities Fund

================================================================================

NOTES TO PORTFOLIO
OF INVESTMENTS

April 30, 2009 (unaudited)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA High-Yield Opportunities Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: High-Yield Opportunities Fund Shares and, effective August 1, 2008, High-Yield Opportunities Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

================================================================================

                                          Notes to Portfolio of Investments | 16

================================================================================

3. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

================================================================================
USAA High Yield Opportunities Fund | 17

================================================================================

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's assets as of April 30, 2009:

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                      SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                              $24,065,000
Level 2 - Other Significant Observable Inputs                        580,985,000
Level 3 - Significant Unobservable Inputs                                549,000
--------------------------------------------------------------------------------
TOTAL                                                               $605,599,000
--------------------------------------------------------------------------------

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
                                                                  INVESTMENTS IN
                                                                      SECURITIES
--------------------------------------------------------------------------------
Balance as of July  31, 2008                                                  $-
Net realized gain (loss)                                                       -
Change in net unrealized appreciation (depreciation)                 (2,049,000)
Net purchases (sales)                                                    723,000
Transfers in and/or out of Level 3                                     1,875,000
--------------------------------------------------------------------------------
BALANCE AS OF APRIL 30, 2009                                            $549,000
--------------------------------------------------------------------------------

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of April 30, 2009, the Fund did not invest in any repurchase agreements.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

================================================================================

                                          Notes to Portfolio of Investments | 18

================================================================================

E. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of April 30, 2009, the Fund had no securities out on loan.

F. As of April 30, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2009, were $13,905,000 and $215,218,000, respectively, resulting in net unrealized depreciation of $201,313,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $613,531,000 at April 30, 2009, and, in total, may not equal 100%. Investments in foreign securities were 9.3% of net assets at April 30, 2009. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOS) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

WARRANTS - entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.
PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

================================================================================
19 | USAA High Yield Opportunities Fund

================================================================================

iShares        Exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.
REIT           Real estate investment trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by Financial Guaranty Insurance Co. or Financial Security Assurance Holdings Ltd. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.


SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2009.
(c) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at April 30, 2009. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(d) At April 30, 2009, the aggregate market value of securities purchased on a delayed-delivery basis was $7,489,000, which included when-issued securities of $4,844,000.
(e) Currently the issuer is in default with respect to interest and/or principal payments.
(f)     Security is currently trading without accrued interest.
(g) At April 30, 2009, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(h) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

================================================================================

                                          Notes to Portfolio of Investments | 20

================================================================================

(i) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at April 30, 2009, was $1,160,000, which represented 0.2% of the Fund's net assets.
(j) Security was fair valued at April 30, 2009, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(k) Pay-in-kind (PIK) - security in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The security issued with the interest or dividend payment option usually has the same terms, including maturity date, as the PIK securities.
(l) Rate represents the money market fund annualized seven-day yield at April 30, 2009.
* Non-income-producing security.





================================================================================
21 | USAA High Yield Opportunities Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    06/24/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    06/29/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    06/24/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.